Loans and Financing - Schedule of Debt Breakdown Per Currency (Detail) R$ in Thousands	Jun. 30, 2018 BRL (R$)
Debt and Financial Instruments [Line Items]
Long term debt	R$ 9,037,741
US dollar
Debt and Financial Instruments [Line Items]
Long term debt	1,917,768
Brazilian reais
Debt and Financial Instruments [Line Items]
Long term debt	R$ 7,119,973